Inventories (Details) SFr in Millions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Inventories [Abstract]
Finished good inventories amount	SFr 2.0	$ 839,221